Financial expenses and income - Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expense [Line Items]
Interest on revolving credit facility	$ 26	$ 43	$ 55
Sociedad Minera Cerro Verde S.A.A.
Finance Expense [Line Items]
Interest for leases	3,912	4,371	4,875
Interest on senior unsecured credit facility	3,196	10,127	22,351
Interest on advance payments of customers	2,377	708	751
Interest on revolving credit facility	1,880	0	0
Interest on excess of salary limit in workers profit sharing	1,527	1,638	16,591
Amortization debt issuance cost	675	955	1,673
Extinguishment of debt - debt issuance cost	34	289	902
Other financial expenses	20	75	140
Capitalized Interest associated to capital projects	(3,084)	(1,997)	(2,544)
Interest on disputed mining royalties	0	15,334	43,838
Tax contingencies	0	0	54,098
Financial expenses	$ 10,537	$ 31,500	$ 142,675